PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cost
Property, Plant and Equipment, Gross	$ 13,920	$ 11,147
Accumulated Depreciation	8,897	6,941
Property and Equipment, Net	5,023	4,206
Office Equipment [Member]
Cost
Property, Plant and Equipment, Gross	10,928	8,645
Leaseholds and Leasehold Improvements [Member]
Cost
Property, Plant and Equipment, Gross	$ 2,992	$ 2,502